Note 4 - Vessels, Net / Assets Held for Sale (Details Textual) - USD ($)		6 Months Ended
	Jan. 29, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Property, Plant and Equipment, Net		$ 179,124,232		$ 185,465,570
Gain (Loss) on Disposition of Property Plant Equipment		$ 2,083,596	$ (0)
M/V “Tasos” Vessels [Member]
Proceeds From Sale of Vessel	$ 5,000,000
Property, Plant and Equipment, Net				2,700,000
Gain (Loss) on Disposition of Property Plant Equipment	$ 2,083,596
Inventory on M/V Tasos [Member]
Property, Plant and Equipment, Net				$ 60,000.00